Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares		Jun. 30, 2024	Jun. 30, 2023
Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares authorized	[1]	500,000,000	500,000,000
Ordinary shares issued	[1]	57,080,546	50,000,000
Ordinary shares outstanding	[1]	57,080,546	50,000,000

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.